Share capital (Schedule of Share Capital) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Common shares issued, shares	41,496,950	39,540,384
Common shares issued, value	$ 207,012	$ 202,191